Other operating income and expenses	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Other operating income and expenses
Note 9. Other operating income and expenses
9.1 Other operating income

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Gain from Business Combination (1)	490,530	—	—
Gain from Exports Increase Program (2)	4,961	45,201	81,232
Other income	17,302	8,926	8,492
Gain related to the transfer of conventional assets (3)	—	—	89,659
Gain from farmout agreement (4)	—	—	24,429

Total other operating income	512,793	54,127	203,812

(1)	See Note 1.2.2 and 32.
(2)	For the years ended December 31, 2025, 2024, and 2023, including 5,378, 43,911 and 86,173 of gain, net of related costs, respectively (Note 2.5.2).
(3)	See Note 3.2.8.
(4)
The year ended December 31, 2023, including 26,650 receipts received by Trafigura, related to the farmout agreements I and II (Note 29.2.1), net of disposals of oil and gas properties and goodwill for 2,051 and 170.

9.2 Other operating expenses

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Restructuring expenses (1)	(29,875)	—	(276)
(Provision for) materials and spare parts obsolescence (2)	(1,571)	(214)	1,132
(Provision for) contingencies (2)	(735)	(688)	(69)
(Provision for) environmental remediation (2)	(201)	(359)	(485)

Total other operating expenses	(32,382)	(1,261)	302

(1)	The Company booked restructuring expenses including payments, fees and transaction costs related to the changes in the Group’s structure.
(2)	These transactions did not generate cash flows.